Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [Abstract]
Earnings per share
(a)	Basic and diluted earnings per share for the years ended December 31, 2016, 2017 and 2018 are as follows:

	2016		2017 (*2)	2018
Profit attributable to equity holders of Shinhan Financial Group	~~W~~	2,774,778	2,918,816	3,156,722
Less:
Dividends on preferred stock (*3)		18,836	—	—
Dividends to hybrid bond		36,091	17,678	40,357

		54,927	17,678	40,357
Net profit available for common stock	~~W~~	2,719,851	2,901,138	3,116,365

Weighted average number of common shares outstanding (*1)		474,199,587	474,199,587	473,649,076
Basic and diluted earnings per share in won	~~W~~	5,736	6,118	6,579

(*1)

The number of basic ordinary shares outstanding is 474,199,587 shares. As a result of the acquisition of treasury stock, the weighted average number of common shares outstanding for the year ended December 31, 2018 decreased.

(*2)	As the acquisition of ANZ Retail business by Shinhan Bank of Vietnam was completed, the amount was adjusted retrospectively.
(*3)

The amount of 2016 is the additionally paid amount based on the contractual dividend rate for the period from the beginning of the period to the day before the redemption date according to the redemption conditions of the redeemable preferred stocks.